================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09841

                             UBS Willow Fund, L.L.C.
               -------------------- -----------------------------
               (Exact name of registrant as specified in charter)

                           299 Park Avenue, 29th Floor
                               New York, NY 10171
               ------------------------------=--------------------
               (Address of principal executive offices) (Zip code)

                              James M. Hnilo, Esq.
                UBS Alternative and Quantitative Investments LLC
                       One North Wacker Drive, 32nd Floor
                             Chicago, Illinois 60606
               ------------------------------=--------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 525-5000

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

                             UBS WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2011 TO JUNE 30, 2011

                             UBS WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2011 TO JUNE 30, 2011

                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital                                                                             1
Statement of Operations                                                                                                           2
Statements of Changes in Members' Capital                                                                                         3
Statement of Cash Flows                                                                                                           4
Financial Highlights                                                                                                              5
Notes to Financial Statements                                                                                                     6
Schedule of Portfolio Investments                                                                                                18

                                                         UBS WILLOW FUND, L.L.C.

                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
                                                                   JUNE 30, 2011

ASSETS
Investments in securities, at fair value (cost $88,242,127)                                                           $  55,015,498
Cash and cash equivalents                                                                                                16,597,367
Collateral deposited with brokers on credit default swaps                                                                33,055,418
Unrealized appreciation on credit default swaps                                                                          22,666,013
Due from broker                                                                                                          13,150,191
Interest receivable                                                                                                           3,887
Other assets                                                                                                                 27,778
                                                                                                                      -------------

TOTAL ASSETS                                                                                                            140,516,152
                                                                                                                      -------------

LIABILITIES

Securities sold, not yet purchased, at fair value (proceeds of sales $8,113,178)                                          9,903,740
Credit default swap contracts, at fair value (upfront fees $1,700,000)                                                   30,397,256
Interest payable                                                                                                            345,575
Professional fees payable                                                                                                   204,393
Management Fee payable                                                                                                       98,000
Administration fee payable                                                                                                   16,369
Directors' fees payable                                                                                                      12,068
Custody fee payable                                                                                                           8,090
Other liabilities                                                                                                           106,390
                                                                                                                      -------------

TOTAL LIABILITIES                                                                                                        41,091,881
                                                                                                                      -------------
MEMBERS' CAPITAL                                                                                                      $  99,424,271
                                                                                                                      -------------
MEMBER'S CAPITAL

Represented by:
Net capital contributions                                                                                             $ 143,872,705
Accumulated net unrealized appreciation/(depreciation) on investments in securities, securities sold, not yet
  purchased and swaps                                                                                                   (44,448,434)
                                                                                                                      -------------
MEMBERS' CAPITAL                                                                                                      $  99,424,271
                                                                                                                      -------------

   The accompanying notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.

                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)

                                    PERIOD FROM JANUARY 1, 2011 TO JUNE 30, 2011

INVESTMENT INCOME

Interest                                                                                                              $      25,112
                                                                                                                      -------------

TOTAL INVESTMENT INCOME                                                                                                      25,112
                                                                                                                      -------------

EXPENSES

Interest                                                                                                                    849,233
Management Fee                                                                                                              632,097
Professional fees                                                                                                           205,725
Administration fee                                                                                                           51,393
Directors' fees                                                                                                              28,152
Custody fee                                                                                                                  12,083
Printing, insurance and other expenses                                                                                       93,002
                                                                                                                      -------------

TOTAL EXPENSES                                                                                                            1,871,685
                                                                                                                      -------------

NET INVESTMENT LOSS                                                                                                      (1,846,573)
                                                                                                                      -------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS

Net realized gain/(loss) from:
 Investments in securities                                                                                                  626,536
 Securities sold, not yet purchased                                                                                         (44,054)
 Swaps                                                                                                                  (11,636,917)
Net change in unrealized appreciation/depreciation on:
 Investments in securities                                                                                               12,294,141
 Securities sold, not yet purchased                                                                                         132,310
 Swaps                                                                                                                  (12,701,490)
                                                                                                                      -------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS                                                                  (11,329,474)
                                                                                                                      -------------

NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                                              $ (13,176,047)
                                                                                                                      -------------

   The accompanying notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.

                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

   YEAR ENDED DECEMBER 31, 2010 AND PERIOD FROM JANUARY 1, 2011 TO JUNE 30, 2011
                                                                     (UNAUDITED)

                                                                                       MANAGER          MEMBERS           TOTAL
                                                                                     -----------     -------------    -------------
MEMBERS' CAPITAL AT JANUARY 1, 2010                                                  $ 1,609,427     $  96,650,278    $  98,259,705

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
 Net investment income/(loss)                                                           (474,284)       (3,082,322)      (3,556,606)
 Net realized gain/(loss) from investments in securities, securities sold, not yet
  purchased and swaps                                                                   (258,425)      (42,621,123)     (42,879,548)
 Net change in unrealized appreciation/depreciation on investments in securities,
  securities sold, not yet purchased and swaps                                         1,276,215        76,900,250       78,176,465
Incentive Allocation                                                                     156,920          (156,920)              --
                                                                                     -----------     -------------    -------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                      700,426        31,039,885       31,740,311
                                                                                     -----------     -------------    -------------

MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                                                        --           993,000          993,000
Manager and Members' withdrawals                                                        (156,920)      (18,691,244)     (18,848,164)
                                                                                     -----------     -------------    -------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED FROM CAPITAL TRANSACTIONS           (156,920)      (17,698,244)     (17,855,164)
                                                                                     -----------     -------------    -------------

MEMBERS' CAPITAL AT DECEMBER 31, 2010                                                $ 2,152,933     $ 109,991,919    $ 112,144,852
                                                                                     -----------     -------------    -------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
 Net investment income/(loss)                                                            (17,819)       (1,828,754)      (1,846,573)
 Net realized gain/(loss) from investments in securities, securities sold, not yet
  purchased and swaps                                                                   (216,110)      (10,838,325)     (11,054,435)
 Net change in unrealized appreciation/depreciation on investments in securities,
  securities sold, not yet purchased and swaps                                            (6,095)         (268,944)        (275,039)
Incentive Allocation                                                                         439              (439)              --
                                                                                     -----------     -------------    -------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                     (239,585)      (12,936,462)     (13,176,047)
                                                                                     -----------     -------------    -------------
MEMBERS' CAPITAL TRANSACTIONS
Manager and Members' subscriptions                                                        30,466           425,000          455,466
                                                                                     -----------     -------------    -------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED FROM CAPITAL TRANSACTIONS             30,466           425,000          455,466
                                                                                     -----------     -------------    -------------
MEMBERS' CAPITAL AT JUNE 30, 2011                                                    $ 1,943,814     $  97,480,457    $  99,424,271
                                                                                     -----------     -------------    -------------

   The accompanying notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.

                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)

                                    PERIOD FROM JANUARY 1, 2011 TO JUNE 30, 2011

 CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in members' capital derived from operations                                                              $ (13,176,047)
Adjustments to reconcile net decrease in members' capital derived from operations to net cash used in operating activities:
 Proceeds from disposition of investments                                                                                 1,888,319
 Cost to cover securities sold, not yet purchased                                                                        (3,015,000)
 Net realized gain/(loss) from investments in securities and securities sold, not yet purchased                            (582,482)
 Net accretion of bond discount and amortization of bond premium                                                             80,526
 Net change in unrealized appreciation/depreciation on investments in securities, securities sold, not yet
  purchased and swaps                                                                                                       275,039
 Changes in assets and liabilities:
  (Increase) decrease in assets:
   Collateral deposited with brokers on credit default swaps                                                            (10,650,000)
   Due from broker                                                                                                        4,838,505
   Interest receivable                                                                                                        1,942
   Other assets                                                                                                             (17,320)
Increase (decrease) in liabilities:
   Administration fee payable                                                                                               (16,719)
   Custody fee payable                                                                                                        2,092
   Directors' fees payable                                                                                                   12,068
   Interest payable                                                                                                         (15,266)
   Management Fee payable                                                                                                   (42,835)
   Professional fees payable                                                                                                  2,954
   Other liabilities                                                                                                         41,828
                                                                                                                      -------------
   NET CASH USED IN OPERATING ACTIVITIES                                                                                (20,372,396)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Manager's subscriptions                                                                                        30,466
Proceeds from Members' subscriptions, including change in subscriptions received in advance                                 425,000
Payments on Incentive Allocation payable to Manager                                                                         (34,446)
Payments on Members' withdrawals, including change in withdrawals payable                                               (18,691,244)
                                                                                                                      -------------
NET CASH USED IN FINANCING ACTIVITIES                                                                                   (18,270,224)

Net decrease in cash and cash equivalents                                                                               (38,642,620)
Cash and cash equivalents -- beginning of period                                                                         55,239,987
                                                                                                                      -------------
CASH AND CASH EQUIVALENTS -- END OF PERIOD                                                                            $  16,597,367
                                                                                                                      -------------

SUPPLEMENTAL CASH FLOWS DISCLOSURE:
   Interest paid                                                                                                      $     864,499
                                                                                                                      -------------

   The accompanying notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.

                                                            FINANCIAL HIGHLIGHTS

                                                                   JUNE 30, 2011

The following represents the ratios to average members' capital and other supplemental information for all Members, excluding the Manager, for the periods indicated.

An individual Member's ratios and returns may vary from the below based on the timing of capital transactions, management fee arrangements and the Incentive Allocation.

                                      PERIOD FROM
                                       JANUARY 1,
                                      2011 TO JUNE
                                       30, 2011                           YEARS ENDED DECEMBER 31,
                                      (UNAUDITED)              2010        2009            2008          2007             2006
                                      -------------      -------------  ------------  -------------  -------------  --------------
Ratio of net investment income
 /(loss) to average members'capital (b)       (3.68)%(a)         (2.98)%       (0.84)%         0.51%          2.89%           2.98%
Ratio of total expenses to average
 members' capital before Incentive
 Allocation (b)                                3.73%(a)           3.04%         2.69%          2.35%          1.67%           2.14%
Ratio of total expenses to average
 members' capital after Incentive
 Allocation (b)                                3.73%(a,c)         3.17%         2.69%          2.35%          2.04%           6.92%
Portfolio turnover rate                        0.00%              1.83%        80.81%         43.84%         40.80%          94.81%
Total return before Incentive
 Allocation (d)                              (11.74)%            32.14%       (30.98)%       (18.03)%        (9.13)%         31.00%
Total return after Incentive
Allocation (e)                               (11.74)%(c)         31.97%       (30.98)%       (18.03)%        (9.13)%         24.80%
Members' capital at end of period
 (including the Manager)              $ 99,424,271       $ 112,144,852  $ 98,259,705  $ 251,257,174  $ 380,846,748  $  476,149,176

----------

a    Annualized.

b The average members' capital used in the above ratios is calculated using pre-tender members' capital, excluding the Manager.

c    Incentive Allocation ratio is less than 0.005%.

d Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund.

     Total return for periods less than a full year are not annualized.

e Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total return for periods less than a full year are not annualized.

     The  accompanying notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
                                                                   JUNE 30, 2011

1.   ORGANIZATION

     UBS Willow Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on February 1, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to maximize total return with low volatility by making investments in distressed investments. The Fund pursues its investment objective by investing primarily in debt securities and other obligations and to a lesser extent equity securities of U.S. companies that are experiencing significant financial or business difficulties (collectively, "Distressed Obligations"). The Fund also may invest in Distressed Obligations of foreign issuers and other privately held obligations. The Fund may use a variety of special investment techniques to hedge a portion of its investment portfolio against various risks or other factors that generally affect the values of securities and for non-hedging purposes to pursue the Fund's investment objective. These techniques may involve the use of derivative transactions, including credit default swaps. The Fund commenced operations on May 8, 2000.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Willow Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

     The Manager is a joint venture between UBS Alternative and Quantitative Investments LLC ("UBS A&Q") and Bond Street Capital, L.L.C. ("Bond Street"). UBS A&Q is the managing member of the Manager, is a wholly owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

     Investment professionals employed by Bond Street manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBS A&Q's personnel. Bond Street is also registered as an investment adviser under the Advisers Act.

     Initial and additional applications for interests by eligible investors may be accepted at such times as the Directors may determine and are generally accepted monthly. The Directors reserve the right to reject any application for interests.

     The Fund, from time to time, may offer to repurchase interests pursuant to written tenders to members (the "Members"). These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that, generally, it will recommend to the Directors that the Fund offers to repurchase interests from Members once per year, near year-end. A Member's interest, or portion thereof, in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency

                                                         UBS WILLOW FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

1.   ORGANIZATION (CONTINUED)

     or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

2.   NEW ACCOUNTING PRONOUNCEMENTS

     In May 2011, the Financial Accounting Standards Board ("FASB") issued Codification Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ("ASU 2011-04"). ASU 2011-04 requires disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for those transfers. In addition, ASU 2011-04 expands the qualitative and quantitative fair value disclosure requirements for fair value measurements categorized in Level 3 of the fair value hierarchy and requires a description of the valuation processes in place and a description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. ASU 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The adoption of ASU 2011-04 is currently being assessed but is not expected to have a material impact on the Fund's financial statements.

3.   SIGNIFICANT ACCOUNTING POLICIES

     A. PORTFOLIO VALUATION

     The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles ("GAAP"), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

     Various inputs are used in determining the fair value of the Fund's investments which are summarized in the three broad levels listed below.

     LEVEL 1 -- QUOTED prices in active markets for identical securities.

     LEVEL 2 -- OTHER significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

     LEVEL 3 -- SIGNIFICANT unobservable inputs (including the Fund's own assumptions and indicative non-binding broker quotes.)

     The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. All transfers into and out of Level 3 can be found in the Level 3 reconciliation table within the Schedule of Portfolio Investments.

                                                         UBS WILLOW FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     a.   PORTFOLIO VALUATION (CONTINUED)

     GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosure for each class of assets and liabilities requires greater disaggregation than the Fund's line items in the Statement of Assets, Liabilities and Members' Capital. The Fund determines the appropriate classes for those disclosures on the basis of the nature and risks of the assets and liabilities and their classification in the fair value hierarchy (i.e., Level 1, Level 2, and Level 3).

     For assets and liabilities measured at fair value on a recurring basis during the period, the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by class.

     A breakdown of the Fund's portfolio into the fair value measurement levels can be found in the tables following the Schedule of Portfolio Investments.

     Net asset value of the Fund is determined by the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

     Securities and securities sold, not yet purchased that are not listed or admitted to trading on any securities exchange, including bank debt and corporate debt obligations, are valued using the average of the final bid and ask prices as of the measurement date from external pricing sources and from reputable dealers or market makers that regularly trade such securities.

     Securities and securities sold, not yet purchased, other than options and warrants, that are listed or admitted to trading on one or more securities exchanges are valued at the last sale price on the principal exchange of trading. If no trade took place, the securities are valued using the average of the final bid and ask prices as of the measurement date.

     Options and warrants that are listed or admitted to trading on one or more exchanges will be valued at the last sale price, if such price is equal to or is between the bid and the ask prices (otherwise, the average of the final bid and ask prices as of the measurement date will be used), on the principal exchange of trading.

                                                         UBS WILLOW FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A. PORTFOLIO VALUATION (CONTINUED)

     Options and warrants that are not listed or admitted to trading on an exchange or that are listed on an exchange which does not accurately represent such securities' true value will be valued at the average of the final bid and ask prices provided by a reputable dealer. Options and warrants may be valued according to a valuation model or volatility formula (using inputs such as the price of underlying or reference assets, the terms of the option or warrant position, and the amount of time until exercise) based on volatility levels provided by reputable dealers.

     Open credit default swap agreements are valued using contractual terms, quoted inputs and may be valued by independent valuation models. Related unrealized gains and losses on open credit default swap agreements are recorded on the Statement of Assets, Liabilities and Members' Capital.

     Consistent with its strategy, a significant portion of the Fund's long portfolio ($21,038,710 at June 30, 2011) and short portfolio ($9,903,740 at June 30, 2011) is comprised of relatively illiquid or thinly traded investments that are not actively traded on a recognized security exchange. All such securities held by the Fund at June 30, 2011 were valued on the basis of indicative prices provided by external pricing sources including dealers active in the relevant markets. Due to the nature of the Fund's strategy, multiple pricing sources on individual securities may not be available. These securities were valued by the Fund based on indicative prices from at least two pricing sources. Values assigned at June 30, 2011 may differ significantly from values that would have been used had a broader market for the investments existed. Due to these factors, the Fund classifies these securities as Level 3 positions.

     All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

     On occasion, the fair value of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its other assets and liabilities, such securities and other assets and liabilities are valued as determined in good faith by, or under the supervision of, the Directors. The Fund had no such foreign securities valued by the Directors at June 30, 2011.

     The fair value of the Fund's assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

                                                         UBS WILLOW FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     b. SECURITIES TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the effective yield method. Realized gains and losses from investments in securities, securities sold, not yet purchased and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments in securities and securities sold, not yet purchased from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments in securities and securities sold, not yet purchased. Net realized gain or loss from foreign currency transactions represents net foreign exchange gain or loss from disposition of foreign currencies and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized gain or loss from foreign currency translations arise from changes in the value of assets and liabilities, other than investments in securities and securities sold, not yet purchased, as a result of changes in exchange rates. For securities in default, the Fund writes off any related interest receivable upon default and discontinues accruing interest income and amortizing/accreting the premiums/discounts on such securities. Purchased interest, if any, is added to the cost of the related security upon default.

     c. FUND EXPENSES

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

     d. INCOME TAXES

     The Fund has reclassified $1,846,573 and $11,054,435 from accumulated net investment loss and accumulated net realized loss from investments in securities, securities sold, not yet purchased and swaps respectively, to net capital contributions during the six month period ended June

                                                         UBS WILLOW FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     d. INCOME TAXES (CONTINUED)

     30, 2011. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that has been allocated to the Fund's Members as of June 30, 2011 and had no effect on members' capital.

     The Fund files income tax returns in the U.S. federal jurisdiction and applicable states. Management has analyzed the Fund's tax positions taken on its federal and state income tax returns for all open tax years, and has concluded that no provision for federal or state income tax is required in the Fund's financial statements. The Fund's federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the six month period ended June 30, 2011, the Fund did not incur any interest or penalties.

     Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

     e. CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies held in custodial accounts. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

     f. USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in members' capital from operations during the reporting period. Actual results could differ from those estimates.

                                                         UBS WILLOW FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

4.   RELATED PARTY TRANSACTIONS

     UBS A&Q provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBS A&Q a monthly management fee (the "Management Fee") at an annual rate of 1.25% of the Fund's members' capital, excluding the capital account attributable to the Manager. The Management Fee is paid to UBS A&Q out of the Fund's assets and debited against the Members' capital accounts, excluding the Manager's capital account. A portion of the Management Fee is paid by UBS A&Q to Bond Street.

     UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The Fund may execute portfolio transactions through UBS FSI and its affiliates. For the six month period ended June 30, 2011, UBS FSI and its affiliates did not execute portfolio transactions on behalf of the Fund.

     The net increase or decrease in members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Management Fee which is similarly allocated to all Members other than the Manager, as described above. At the end of the twelve month period following the admission of a Member to the Fund and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, (defined as net increase in members' capital derived from operations) if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member.

     The Incentive Allocation for the six month period ended June 30, 2011 was $439 and for the year ended December 31, 2010 was $156,920, and has been recorded as a net increase to the Manager's capital account. Such amounts are not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund.

     Each Director of the Fund receives a retainer of $8,250 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amount of $20,000. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with ten other UBS funds where UBS A&Q is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses.

                                                         UBS WILLOW FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

5.   ADMINISTRATION AND CUSTODY FEES

     PFPC Trust Company (the "Custodian"), which was renamed BNY Mellon Investment Servicing Trust Company effective July 1, 2011, provides custodial services for the Fund. The Custodian entered into a service agreement whereby The Bank of New York Mellon provides securities clearance functions.

     BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon") serves as accounting and investor servicing agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. BNY Mellon receives a monthly fee primarily based upon
     (i) the average members' capital of the Fund subject to a minimum monthly fee, and (ii) the aggregate members' capital of the Fund and certain other investment funds sponsored or advised by UBS AG, UBS Americas, Inc. or their affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by BNY Mellon.

6.   SECURITIES TRANSACTIONS

     Aggregate purchases and proceeds from sales of investment securities for the six month period ended June 30, 2011 amounted to $3,015,000 and $1,888,319, respectively. Included in the aggregate purchases amount above are purchases closing out securities sold, not yet purchased amounting to $3,015,000.

     At December 31, 2010, the tax basis of investments was $120,752,216 resulting in accumulated net unrealized depreciation on investments of $84,725,299 which consists of $36,935,659 gross unrealized appreciation and $121,660,958 gross unrealized depreciation. The difference between the book and tax basis of investments is primarily attributable to book to tax differences for accounting for reorganizations and credit default swaps. The tax basis of investments for 2011 will not be finalized by the Fund until after the fiscal year end.

7.   DUE TO BROKER

     The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in debt securities on margin requires collateral that is adequate in the broker's reasonable judgment under the margin rules of the applicable market and the internal policies of the broker. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which is maintained in a segregated account held by the Custodian. The Fund had no borrowings outstanding for the six month period ended June 30, 2011.

                                                         UBS WILLOW FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

8.   DUE FROM BROKER

     Goldman Sachs & Co. is the prime broker for the Fund. The cash due from broker is primarily related to securities sold, not yet purchased; its use is therefore restricted. Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. Accordingly, the Fund has a concentration of individual counterparty credit risk with the prime broker.

9. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

     In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include swaps and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

     Each of these financial instruments contain varying degrees of off-balance sheet risk whereby changes in the fair value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities, and Members' Capital. Due to the nature of the Fund's strategy, the Fund's portfolio consists of a high number of relatively illiquid or thinly traded investments having a greater amount of both market and credit risk than many other fixed income instruments. These investments trade in a limited market and may not be able to be immediately liquidated if needed. Fair value assigned to these investments may differ significantly from the values that would have been used had a broader market for the investments existed.

     Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     The Fund used a variety of special investment techniques to hedge a portion of its investment portfolio against various risks or other factors that generally affect the values of the securities and for non-hedging purposes to pursue the Fund's investment objective. These techniques involve the use of derivative transactions, including credit default swaps.

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

9. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

     The Fund is required to present enhanced information in order to provide users of financial statements with an improved degree of transparency and understanding of how and why an entity uses derivative instruments, how derivative instruments are accounted for, and how derivative instruments affect an entity's financial position, results of operations and its cash flows. In order to provide such information to financial statement users, the Fund provides qualitative disclosures about an entity's associated risk exposures, quantitative disclosures about fair value amounts of derivative instruments and the gains and losses from derivative instruments, and disclosures of credit-risk-related contingent features in derivative agreements, which are all contained within this note.

     a. BONDS AND BANK DEBT

     The Fund invests in bonds and bank debt. Bonds and bank debt (loan assignments and participations) have exposure to certain degrees of risk, including interest rate, market risk and the potential non-payment of principal and interest, including default or bankruptcy of the issuer or the intermediary in the case of participation. Loans are generally subject to prepayment risk, which will affect the maturity of such loans. The Fund has no unfunded commitments on investments at June 30, 2011.

     b. CREDIT DEFAULT SWAPS

     For the six month period ended June 30, 2011, the Fund entered into credit default swaps for speculative purposes as a "protection buyer". The credit default swaps entered into by the Fund involve payments of fixed rate amounts on a notional principal amount to a "protection seller" in exchange for agreed upon payment amounts to the Fund by the protection seller if specified credit events occur related to an underlying reference security. A credit event is typically defined as the occurrence of a payment default or the bankruptcy or insolvency of the issuer or guarantor of the reference security. The Fund does not own the underlying reference security.

     The swap agreements provide for net cash settlement in the event of a credit event and therefore do not require the Fund to segregate assets to cover the underlying reference security. The Manager believes that the transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as subject to the Fund's borrowing restriction.

     Risks may arise as a result of the failure of the counterparty (protection seller) to perform under the agreement. The loss incurred by the failure of a counterparty is generally limited to the fair value and premium amounts recorded. The Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk. Additionally, risks may arise from the unanticipated movements in the interest rates or in the value of the underlying reference securities.

                                                         UBS WILLOW FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

9. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

     b. CREDIT DEFAULT SWAPS (CONTINUED)

     The Fund currently has significant counterparty risk exposure with Goldman Sachs as of June 30, 2011 due to the volume of credit default contracts where Goldman Sachs is the counterparty. Refer to the Schedule of Portfolio Investments for a detailed listing of the credit default swap agreements listed by counterparty, which indicates the notional amounts and fair values as of June 30, 2011.

     The gross unrealized gains and losses recognized by the Fund at June 30, 2011 on credit default swaps where Goldman Sachs is the counterparty are $22,663,757 and $(19,978,802), respectively.

     Certain of the Fund's credit default swap agreements contain provisions that require the Fund to maintain a predetermined level of members' capital, and/or provide limits regarding the decline in the Fund's members' capital over one-month, three-month and twelve-month periods. If the Fund were to violate such provisions, the counterparties to the credit default swap agreements could request immediate payment or demand immediate collateralization on the credit default swap contracts in net liability positions. As of and for the six month period ended June 30, 2011, either the Fund maintained the required level of members' capital, the Fund's members' capital did not decline below the limits set forth in the credit default swap agreements or the Fund posted additional collateral, if necessary, to prevent the closing of the credit default swap agreements for all of the Fund's credit default swap agreement counterparties. Refer to the Schedule of Portfolio Investments for a detailed listing of the credit default swap agreements listed by counterparty, which indicates the notional amounts and fair values as of June 30, 2011.

     The Fund is required to post cash as collateral with the counterparty pursuant to each counterparty agreement. The Fund has posted $33,055,418 as collateral at June 30, 2011 related to its credit default swap contracts. This amount is recorded as collateral deposited with brokers on credit default swaps on the Statement of Assets, Liabilities and Members' Capital. At June 30, 2011, the Fund is not currently required to post any additional collateral relating to its credit default swap contracts. The accrued expense related to the periodic payments on credit default swaps is reflected as realized and unrealized gain/(loss) in the Statement of Operations.

     Fluctuations in the value of credit default swaps are recorded in net change in unrealized appreciation/depreciation on swaps in the Statement of Operations.

     The net realized and net unrealized gain/(loss) on credit default swaps are $(11,636,917) and $(12,701,490), respectively, and are separately disclosed on the Statement of Operations. Unrealized appreciation and depreciation on credit default swap contracts is included as unrealized appreciation on credit default swaps and credit default swap contracts, at fair value, respectively, on the Statement of Assets, Liabilities and Members' Capital.

                                                         UBS WILLOW FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

9. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

     The volume of activity of credit default swaps that is presented in the Schedule of Portfolio Investments is consistent with the derivative activity during the six month period ended June 30, 2011.

10.  INDEMNIFICATION

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
                                                                   JUNE 30, 2011

  PAR ($)                                                                                                               FAIR VALUE
------------                                                                                                            ----------
                 INVESTMENTS IN SECURITIES (55.33%)
                 CORPORATE BONDS (0.00%)
                 FUNERAL SERVICES & RELATED ITEMS (0.00%)
   2,000,000     Loewen Group Intl., Inc., 7.50%, 04/15/49 *, (a)                                                       $       --
   3,000,000     Loewen Group Intl., Inc., 7.20%, 04/15/49 *, (a)                                                               --
                                                                                                                        ----------
                                                                                                                                --
                                                                                                                        ----------
                 TOTAL CORPORATE BONDS (Cost $ -- )                                                                             --
                                                                                                                        ----------

                 BANK LOANS (1.54%)
                 Collins & Aikman Product Co., Supplemental Revolving Credit Facility, 0.00%,
   6,183,258     08/31/09 *                                                                                                 15,458
  38,640,418     Collins & Aikman Products Co., Litigation Trust, 0.00% *                                                  193,202
  10,405,406     Collins & Aikman Products Co., Revolver Liquidation Trust, 0.00%, 08/31/11 *                               26,014
  12,051,753     Collins & Aikman Products Co., Term B-1 Loan, 0.00%, 08/31/11 *                                            30,129
   1,176,000     Le Nature Exit Loan (Libor+300), 3.50%, 07/23/13 *                                                      1,269,104
                                                                                                                        ----------
                 TOTAL BANK LOANS (Cost $1,176,001)                                                                      1,533,907
                                                                                                                        ----------

  SHARES
-----------
                 COMMON STOCK (50.75%)
                 AGRICULTURAL CHEMICALS (9.24%)
   875,246       Phosphate Holdings, Inc. *                                                                              9,190,083
                                                                                                                        ----------

                 AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (19.62%)
 1,320,334       High Performance Industries, Inc. *                                                                    10,562,672
 3,251,684       International Automotive Components Group North America, LLC *                                          8,942,131
                                                                                                                        ----------
                                                                                                                        19,504,803
                                                                                                                        ----------

                 METAL -- ALUMINUM (21.89%)
 3,109,065       Ormet Corp. *                                                                                          21,763,455
                                                                                                                        ----------
                 TOTAL COMMON STOCK (Cost $75,789,321)                                                                  50,458,341
                                                                                                                        ----------

                 EXCHANGE TRADED FUNDS (3.04%)
                 INDEXES (3.04%)
    37,500       ProShares UltraShort Financials *                                                                       2,309,250
    50,000       ProShares UltraShort Real Estate *                                                                        714,000
                                                                                                                        ----------
                                                                                                                         3,023,250
                                                                                                                        ----------
                 TOTAL EXCHANGE TRADED FUNDS (Cost $11,276,805)                                                          3,023,250
                                                                                                                        ----------
                 TOTAL INVESTMENTS IN SECURITIES (Cost $88,242,127)                                                     55,015,498
                                                                                                                        ----------
                 SECURITIES SOLD, NOT YET PURCHASED ((9.96)%)

  PAR ($)
------------
                 CORPORATE BONDS SOLD, NOT YET PURCHASED ((9.96)%)
                 CONSUMER PRODUCTS -- MISCELLANEOUS ((6.93)%)
 (6,500,000)     Yankee Candle Co., Inc., 9.75%, 02/15/17 (Callable 02/15/12 @ $104.88)                                 (6,890,000)
                                                                                                                        ----------

                 RETAIL -- AUTOMOBILE ((3.03)%)
 (3,000,000)     Sonic Automotive, Inc., Series B, Sr. Sub. Notes, 8.63%, 08/15/13 (Callable 08/15/10 @ $101.44)        (3,013,740)
                                                                                                                        ----------

     The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

                                                                                                                       FAIR VALUE
                                                                                                                      ------------
                 CORPORATE BONDS SOLD, NOT YET PURCHASED (CONTINUED)
                 TOTAL CORPORATE BONDS SOLD, NOT YET PURCHASED (Proceeds of Sales $(8,113,178))                       $ (9,903,740)
                                                                                                                      ------------
                 TOTAL SECURITIES SOLD, NOT YET PURCHASED (Proceeds of Sales $(8,113,178))                              (9,903,740)
                                                                                                                      ------------

  NOTIONAL
 AMOUNT ($)
-------------
                  DERIVATIVE CONTRACTS ((7.77)%)
                  CREDIT DEFAULT SWAPS ((7.77)%)
1,975,000,000     Purchased Contracts                                                                                   (7,731,243)
                                                                                                                      ------------
                  TOTAL CREDIT DEFAULT SWAPS (Upfront fees paid $1,700,000)                                             (7,731,243)
                                                                                                                      ------------
                  TOTAL DERIVATIVE CONTRACTS (Upfront fees paid $1,700,000)                                             (7,731,243)
                                                                                                                      ------------
        TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD, NOT YET PURCHASED AND DERIVATIVE CONTRACTS -- 37.60%          37,380,515
                                                                                                                      ------------
        OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 62.40%                                                           62,043,756
                                                                                                                      ------------
        TOTAL MEMBERS' CAPITAL -- 100.00%                                                                             $ 99,424,271
                                                                                                                      ============

Percentages shown represent a percentage of members' capital as of June 30, 2011.

----------

*    Non-income producing security.

(a)  Security is in default.

    The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                   JUNE 30, 2011

CREDIT DEFAULT SWAPS

                                          INTEREST                    NOTIONAL     UPFRONT FEES
SWAP COUNTERPARTY & REFERENCED OBLIGATION   RATE    MATURITY DATE      AMOUNT         PAID         FAIR VALUE    % OF NET ASSETS
----------------------------------------- --------  -------------  --------------  ------------  -------------   ---------------
PURCHASED CONTRACTS:

BANK OF AMERICA MERRILL LYNCH
  Centex Corp., 5.25%, 6/15/15                5.40       12/20/13  $   10,000,000  $         --  $   (1,000,099)           (1.01)
  Centex Corp., 5.25%, 6/15/15                5.33       12/20/13      20,000,000            --      (1,963,209)           (1.97)
  Centex Corp., 5.25%, 6/15/15                3.54       06/20/13      10,000,000            --        (478,467)           (0.48)
  Centex Corp., 5.25%, 6/15/15                2.87       12/20/12      10,000,000            --        (282,591)           (0.28)
  Lennar Corp., 5.95%, 3/1/13                 4.58       12/20/12      10,000,000            --        (463,469)           (0.47)
  Lennar Corp., 5.95%, 3/1/13                 3.10       12/20/12      10,000,000            --        (241,413)           (0.24)
  Lennar Corp., 6.50%, 4/15/16                5.40       06/20/14      10,000,000            --        (749,289)           (0.75)
  Limited Brands, Inc., 6.125%, 12/1/12       3.70       09/20/13      10,000,000            --        (625,156)           (0.63)
  Macy's Inc., 7.45%, 7/15/17                 2.98       09/20/13      10,000,000            --        (593,905)           (0.60)
  Masco Corp., 5.875%, 7/15/12                0.94       12/20/12      10,000,000            --           1,744               --
  Mattel Inc., 7.25%, 7/9/12                  0.87       12/20/12      10,000,000            --         (89,593)           (0.09)
  National Rural Utilities Corp.,
   7.25%, 3/01/12                             0.45       03/20/13      10,000,000            --             512               --
  National Rural Utilities Corp.,
   8.00%, 3/01/32                             0.63       03/20/13      10,000,000            --         (31,207)           (0.03)
  National Rural Utilities Corp.,
   8.00%, 3/01/32                             0.76       03/20/13      20,000,000            --        (108,230)           (0.11)
  National Rural Utilities Corp.,
   8.00%, 3/01/32                             1.30       12/20/13      10,000,000            --        (164,769)           (0.17)
  National Rural Utilities Corp.,
   8.00%, 3/01/32                             1.85       09/20/13       5,000,000            --        (146,517)           (0.15)
  Pulte Homes, 5.25%, 1/15/14                 4.00       12/20/13      10,000,000            --        (487,358)           (0.49)
  Pulte Homes, 5.25%, 1/15/14                 3.85       12/20/13      10,000,000            --        (450,660)           (0.45)
  Southwest Airlines Co., 5.25%, 10/1/14      0.57       12/20/12      20,000,000            --         (19,521)           (0.02)
  Toll Brothers Inc., 6.875%, 11/15/12        3.20       12/20/13      10,000,000            --        (524,291)           (0.53)
  Toll Brothers Inc., 6.875%, 11/15/12        2.55       12/20/12       5,000,000            --        (134,683)           (0.14)
  Toll Brothers Inc., 6.875%, 11/15/12        2.50       12/20/12       5,000,000            --        (130,906)           (0.13)

GOLDMAN SACHS
  Aramark Corp., 8.50%, 02/01/15              6.15       03/20/12      10,000,000            --        (382,784)           (0.38)
  Bank of America Corp., 6.00%, 1/24/18       2.80       12/20/13      10,000,000            --        (470,577)           (0.47)
  Bank of America Corp., 6.00%, 1/24/18       3.50       12/20/13      20,000,000            --      (1,289,434)           (1.30)
  Bank of America Corp., 6.25%, 4/15/12       0.92       06/20/13      20,000,000            --         (70,174)           (0.07)
  Federal Republic of Germany, 6.00%,
   6/20/16                                    0.13       09/20/18      50,000,000            --       1,326,493             1.33
  Federal Republic of Germany, 6.00%,
   6/20/16                                    0.13       09/20/18     100,000,000            --       2,652,987             2.68
  Federal Republic of Germany, 6.00%,
   6/20/16                                    0.10       12/20/13     200,000,000            --         249,359             0.25
  French Republic, 4.25%, 4/25/19             0.16       12/20/13     100,000,000            --         507,702             0.51
  French Republic, 4.25%, 4/25/19             0.39       12/20/13     100,000,000            --         (68,559)           (0.07)
  Kingdom of Sweden, 3.875%, 12/29/09         0.60       12/20/13      50,000,000            --        (612,224)           (0.62)
  Kingdom of Sweden, 3.875%, 12/29/09         1.02       03/20/14      50,000,000            --      (1,228,377)           (1.24)
  Loews Corp., 5.25%, 3/15/16                 1.00       12/20/13      10,000,000            --        (137,601)           (0.14)
  Loews Corp., 5.25%, 3/15/16                 0.95       12/20/13      65,000,000            --        (813,042)           (0.82)
  Loews Corp., 5.25%, 3/15/16                 0.98       12/20/13      10,000,000            --        (132,594)           (0.13)
  Loews Corp., 5.25%, 3/15/16                 1.05       12/20/13      10,000,000            --        (150,118)           (0.15)
  Macy's Inc., 6.625%, 4/01/11                2.55       03/20/13      10,000,000            --        (390,286)           (0.39)
  National Rural Utilities Corp.,
   8.00%, 3/01/32                             1.17       12/20/13      10,000,000            --        (134,614)           (0.13)
  Pulte Homes, 5.25%, 1/15/14                 4.05       12/20/13      20,000,000            --        (968,358)           (0.97)
  Pulte Homes, 5.25%, 1/15/14                 3.00       12/20/13      10,000,000            --        (228,111)           (0.23)
  RadioShack Corp., 7.375%, 5/15/11           2.32       06/20/16      20,000,000            --         822,704             0.83
  Republic of Austria, 5.25%, 1/04/11         0.84       12/20/18      50,000,000            --        (475,529)           (0.48)
  Republic of Austria, 5.25%, 1/04/11         2.45       03/20/14      25,000,000            --      (1,507,311)           (1.52)
  Republic of Ireland, 3.875%, 7/15/10        0.76       12/20/13      50,000,000            --       9,126,384             9.18
  Republic of Italy, 6.875%, 9/27/23          1.66       03/20/14      25,000,000            --        (201,478)           (0.20)
  Republic of Italy, 6.875%, 9/27/23          1.84       03/20/14      25,000,000            --        (322,857)           (0.32)
  Republic of Italy, 6.875%, 9/27/23          1.52       06/20/14      50,000,000            --        (160,238)           (0.16)
  Royal Caribbean Cruises, Ltd.,
   6.875%, 12/1/13                            5.00       06/20/12      20,000,000     1,700,000        (857,931)           (0.86)
  Southwest Airlines Co., 5.25%,
   10/01/14                                   2.15       12/20/11      20,000,000            --        (198,754)           (0.20)
  Southwest Airlines Co., 5.25%,
   10/01/14                                   2.20       12/20/13      10,000,000            --        (395,467)           (0.40)
  Spain, 5.50%, 7/30/16                       0.76       12/20/13      50,000,000            --       1,727,557             1.74
  Spain, 5.50%, 7/30/17                       1.08       12/20/13      50,000,000            --       1,339,003             1.35
  Spain, 5.50%, 7/30/17                       1.24       03/20/14      50,000,000            --       1,365,836             1.37
  State of Florida, 5.00%, 6/01/15            0.46       09/20/18      15,000,000            --         341,914             0.34
  State of Georgia, 3.00%, 4/01/27            0.49       12/20/18      40,000,000            --         710,430             0.71
  State of Mississippi, 4.75%, 12/1/27        0.50       09/20/18      15,000,000            --         498,440             0.50

     The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                   JUNE 30, 2011

CREDIT DEFAULT SWAPS (CONTINUED)

                                          INTEREST                    NOTIONAL     UPFRONT FEES
SWAP COUNTERPARTY & REFERENCED OBLIGATION   RATE    MATURITY DATE      AMOUNT         PAID        FAIR VALUE     % OF NET ASSETS
----------------------------------------- --------  -------------  --------------  ------------  --------------  ---------------
PURCHASED CONTRACTS (CONTINUED):

GOLDMAN SACHS (CONTINUED)
  State of North Carolina, 5.00%,
   3/01/20                                    0.21       09/20/18  $   65,000,000  $         --  $    1,836,062             1.85
  State of North Carolina, 5.00%,
   3/01/20                                    0.24       09/20/18       5,000,000            --         158,886             0.16
  Swiss Confederation                         1.79       03/20/14      50,000,000            --      (2,143,569)           (2.16)
  The Boeing Co., 8.75%, 8/15/21              1.75       03/20/14      10,000,000            --        (394,928)           (0.40)
  UKT, 4.25%, 6/07/32                         1.17       12/20/13      50,000,000            --      (1,106,154)           (1.11)
  UKT, 4.25%, 6/07/32                         1.15       12/20/13      50,000,000            --      (1,081,061)           (1.09)
  UKT, 4.25%, 6/07/32                         0.55       12/20/13      50,000,000            --        (328,262)           (0.33)
  United Mexican States, 5.875%, 1/15/14      3.90       04/20/14      10,000,000            --        (953,869)           (0.96)
  United Mexican States, 7.50%, 4/08/33       3.95       04/20/14       5,000,000            --        (484,391)           (0.49)
  United Mexican States, 7.50%, 4/08/33       3.60       02/20/14      15,000,000            --      (1,327,333)           (1.33)
  United Mexican States, 7.50%, 4/08/33       3.93       04/20/14      10,000,000            --        (962,817)           (0.97)

JP MORGAN
  Bank of America Corp., 6.00%, 1/24/18       2.10       06/20/13      10,000,000            --        (274,415)           (0.28)
  Limited Brands, Inc., 6.125%, 12/1/12       3.45       09/20/13      10,000,000            --        (529,450)           (0.53)
  Macy's, Inc., 7.45%, 7/15/17                3.00       09/20/13      10,000,000            --        (569,067)           (0.57)

MORGAN STANLEY
  Limited Brands, Inc., 6.125%, 12/1/12       1.82       12/20/12      10,000,000            --        (174,389)           (0.17)
  Macy's Inc., 6.625%, 4/1/11                 1.50       12/20/12      10,000,000            --        (185,800)           (0.19)
                                                                   --------------  ------------  --------------  --------------
Total Purchased Contracts                                          $1,975,000,000  $  1,700,000   $  (7,731,243)           (7.77)%
                                                                   ==============  ============  ==============  ==============


    The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                   JUNE 30, 2011

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. There were no transfers between Level 1 and Level 2 at June 30, 2011. ASSETS TABLE

                                                                 TOTAL FAIR
                                                                   VALUE AT
DESCRIPTION                                                     JUNE 30, 2011      LEVEL 1          LEVEL 2         LEVEL 3
-----------------------------------------                       -------------   --------------  ---------------  ---------------
Investments in Securities
 Corporate Bonds
  Funeral Services & Related Items                              $         --    $           --  $            --  $            --
                                                                -------------   --------------  ---------------  ---------------
 TOTAL CORPORATE BONDS                                                    --                --               --               --
                                                                -------------   --------------  ---------------  ---------------

 Bank Loans                                                        1,533,907                --               --        1,533,907
 Common Stock
  Agricultural Chemicals                                           9,190,083         9,190,083               --               --
  Automotive/Truck Parts & Equipment                              19,504,803                --               --       19,504,803
  Metal -- Aluminum                                               21,763,455        21,763,455               --               --
                                                                -------------   --------------  ---------------  ---------------
 TOTAL COMMON STOCK                                               50,458,341        30,953,538               --       19,504,803
                                                                -------------   --------------  ---------------  ---------------
 Exchange Traded Funds Indexes                                     3,023,250         3,023,250               --               --
                                                                -------------   --------------  ---------------  ---------------
 TOTAL EXCHANGE TRADED FUNDS                                       3,023,250         3,023,250               --               --
                                                                -------------   --------------  ---------------  ---------------
 TOTAL INVESTMENTS IN SECURITIES                                $ 55,015,498    $   33,976,788  $            --  $    21,038,710
                                                                -------------   --------------  ---------------  ---------------
Derivative Contracts
 Credit Default Swaps                                             22,666,013                --       22,666,013               --
                                                                -------------   --------------  ---------------  ---------------

TOTAL DERIVATIVE CONTRACTS                                      $ 22,666,013    $           --  $    22,666,013  $            --
                                                                =============   ==============  ===============  ===============
TOTAL ASSETS                                                    $ 77,681,511    $   33,976,788  $    22,666,013  $    21,038,710
                                                                -------------   --------------  ---------------  ---------------

LIABILITIES TABLE

                                                                 TOTAL FAIR
                                                                  VALUE AT
DESCRIPTION                                                     JUNE 30, 2011      LEVEL 1           LEVEL 2        LEVEL 3
--------------------------------------------------              -------------   --------------  ---------------  ---------------
Securities Sold, Not Yet Purchased
 Corporate Bonds Sold, Not Yet Purchased
  Consumer Products -- Miscellaneous                            $  (6,890,000)  $           --  $            --  $    (6,890,000)
  Retail -- Automobile                                             (3,013,740)              --               --       (3,013,740)
                                                                -------------   --------------  ---------------  ---------------
 TOTAL CORPORATE BONDS SOLD, NOT YET PURCHASED                     (9,903,740)              --               --       (9,903,740)
                                                                -------------   --------------  ---------------  ---------------
TOTAL SECURITIES SOLD, NOT YET PURCHASED                        $  (9,903,740)  $           --  $            --  $    (9,903,740)
                                                                -------------   --------------  ---------------  ---------------
Derivative Contracts
 Credit Default Swaps                                             (30,397,256)              --      (30,397,256)              --
                                                                -------------   --------------  ---------------  ---------------
TOTAL DERIVATIVE CONTRACTS                                      $ (30,397,256)  $           --  $   (30,397,256) $            --
                                                                =============   ==============  ===============  ===============
TOTAL LIABILITIES                                               $ (40,300,996)  $           --  $   (30,397,256) $    (9,903,740)
                                                                -------------   --------------  ---------------  ---------------

    The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                   JUNE 30, 2011

The following is a reconciliation of assets and liabilities in which significant unobservable inputs (Level 3) were used in determining fair value:

ASSETS:

                                                                      Change in
                             Balance as of  Accrued                   unrealized                       Transfers in
                              December 31, discounts Realized gain/  appreciation/                     and/or out of Balance as of
DESCRIPTION                     2010       /premiums    (loss)       depreciation   Purchases  Sales      Level 3    June 30, 2011
---------------------------- ------------- --------- --------------  -------------  --------- -------  ------------- -------------
INVESTMENTS IN SECURITIES

 BANK LOANS

 Bank Loans                  $   1,932,608 $      -- $      927,286  $  (1,325,987) $     --  $    --  $          -- $   1,533,907
                             ------------- --------- --------------  -------------  --------  -------  ------------- -------------
 TOTAL BANK LOANS                1,932,608        --        927,286     (1,325,987)       --       --             --     1,533,907

 COMMON STOCK
 Automotive/Truck Parts &
  Equipment                      11,623,314       --             --      7,881,489        --       --             --    19,504,803
                             ------------- --------- --------------  -------------  --------  -------  ------------- -------------
 TOTAL COMMON STOCK             11,623,314        --             --      7,881,489        --       --             --    19,504,803
                             ------------- --------- --------------  -------------  --------  -------  ------------- -------------
 Ending Balance              $  13,555,922 $      -- $      927,286  $   6,555,502  $     --  $    --  $          -- $  21,038,710
                             ------------- --------- --------------  -------------  --------  -------  ------------- -------------

LIABILITIES:

                                                                        Change in
                             Balance as of   Accrued                    unrealized                       Transfers in
                              December 31,  discounts/    Realized     appreciation/                    and/or out of Balance as of
DESCRIPTION                     2010        premiums    gain/ (loss)   depreciation   Purchases  Sales     Level 3    June 30, 2011
---------------------------- -------------  ---------  --------------  -------------  ---------- ------ ------------- -------------
SECURITIES SOLD, NOT YET
 PURCHASED CORPORATE BONDS
Consumer Products --
  Miscellaneous              $  (6,811,480) $ (70,351) $           --  $      (8,169) $       -- $   -- $          --    (6,890,000)
 Home Furnishing                (3,060,000)    (3,576)        (44,054)        92,630   3,015,000     --            --            --
 Retail -- Automobile           (3,054,990)    (6,599)             --         47,849          --     --            --    (3,013,740)
                             -------------  ---------  --------------  -------------  ---------- ------ ------------- -------------
 TOTAL CORPORATE BONDS         (12,926,470)   (80,526)        (44,054)       132,310   3,015,000     --            --    (9,903,740)

                             -------------  ---------  --------------  -------------  ---------- ------ ------------- -------------
 ENDING BALANCE              $ (12,926,470) $ (80,526) $      (44,054) $     132,310  $3,015,000 $   -- $          --    (9,903,740)
                             -------------  ---------  --------------  -------------  ---------- ------ ------------- -------------


Net change in unrealized appreciation/(depreciation) on Level 3 assets and liabilities still held as of June 30, 2011 is $6,595,182.

     The preceding notes are an integral part of these financial statements.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)   Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM     10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1) Not applicable.

      (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3) Not applicable.

      (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)      UBS Willow Fund, L.L.C.

By (Signature and Title)*  /s/ William Ferri
                         ------------------------------------------------------
                           William Ferri, Principal Executive Officer

Date August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ William Ferri
                         ------------------------------------------------------
                           William Ferri, Principal Executive Officer

Date August 26, 2011

By (Signature and Title)*  /s/ Robert Aufenanger
                         ------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer

Date August 26, 2011

----------
* Print the name and title of each signing officer under his or her signature.